Share-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 28, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Compensation Expense for Company's Non-Qualified Stock Options, Non-Vested Stock Awards

The table below summarizes share-based compensation for the three fiscal months ended March 28, 2014 and March 29, 2013 (in millions).

	Three Fiscal Months Ended
	March 28, 2014	March 29, 2013
Non-qualified stock option expense	$1.3	$1.1
Non-vested stock awards expense	2.7	1.7

Total pre-tax share-based compensation expense	$4.0	$2.8

Excess tax benefit on share-based compensation (1)	$—	$0.1

(1)	Cash inflows (outflows) recognized as financing activities in the condensed consolidated statements of cash flows.

Compensation Expense for Company's Non-Qualified Stock Options, Non-Vested Stock Awards

The Company records compensation expense related to non-vested stock awards as a component of selling, general and administrative expense.

	Year Ended
(in millions)	Dec 31, 2013	Dec 31, 2012	Dec 31, 2011
Non-qualified stock option expense	$5.5	$4.9	$4.8
Non-vested stock awards expense	0.2	1.7	2.8
Stock unit awards	5.2	4.5	3.1
Performance-based non-vested stock awards expense	2.0	1.4	1.0

Total pre-tax share-based compensation expense	$12.9	$12.5	$11.7

Excess tax benefit (deficiency) on share-based compensation (1)	$(0.7)	$(0.6)	$1.0

(1)	Cash inflows (outflows) recognized as financing and operating activities in the Company’s consolidated statement of cash flows

Schedule of Share-based Compensation, Stock Options, Activity

A summary of stock option activity for the year ended December 31, 2013 is as follows (options in thousands and aggregate intrinsic value in millions):

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2012	1,814.8	$32.99	5.9 years	$9.5
Granted	334.0	35.24
Exercised	(50.5)	13.33
Forfeited or Expired	(154.2)	41.92

Outstanding as of December 31, 2013	1,944.1	$33.18	6.1 years	$7.0

Exercisable at December 31, 2013	1,342.1	$32.31	4.9 years	$7.0

Options expected to vest in the next twelve months	277.3	$35.99	8.3 years	$—

Schedule of Valuation Assumptions

The fair value of each option award is estimated on the date of grant using the Black-Scholes valuation model using the following weighted-average assumptions:

	Year Ended
	Dec 31, 2013	Dec 31, 2012	Dec 31, 2011
Risk-free interest rate (1)	0.6%	1.0%	2.4%
Expected dividend yield (2)	0	0	N/A
Expected option life (3)	4.4 years	5.0 years	5.0 years
Expected stock price volatility (4)	67.8%	68.0%	65.6%
Weighted average fair value of options granted	$18.60	$18.20	$24.11

(1)	Risk-free interest rate — This is the U.S. Treasury rate at the grant date having a term approximately equal to the expected life of the option. An increase in the risk-free interest rate will increase compensation expense.
(2)	Expected dividend yield — The Company did not pay dividends in the year ended December 31, 2012; therefore compensation expense was not decreased. The assumptions for the compensation expense were set at the beginning of the year prior to the Company deciding to pay dividends in 2013; as the Company did not expect to pay dividends in 2013 there was no effect on compensation expense in the year ended December 31, 2013.
(3)	Expected option life — This is the period of time over which the options granted are expected to remain outstanding and is based on historical experience. Options granted have a maximum term of ten years. An increase in expected life will increase compensation expense.
(4)	Expected stock price volatility — This is a measure of the amount by which a price has fluctuated or is expected to fluctuate. The Company uses actual historical changes in the market value of the Company’s stock to calculate the volatility assumption as it is management’s belief that this is the best indicator of future volatility. An increase in the expected volatility will increase compensation expense.

Shares Authorized under Stock Option Plans, by Exercise Price Range

Additional information regarding options outstanding as of December 31, 2013 is as follows (options in thousands):

Range of Option Prices	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Options Exercisable	Weighted Average Exercise Price
$0—$14	76.6	$11.90	1.1	76.6	$11.90
$14—$28	747.2	$21.80	5.0	747.2	$21.80
$28—$42	640.0	$33.93	8.7	102.0	$32.50
$42—$56	274.0	$45.29	5.9	210.0	$46.02
$56—$70	206.3	$63.87	4.0	206.3	$63.87

Schedule of Nonvested Restricted Stock Units Activity

A summary of all nonvested stock and restricted stock units activity for the year ended December 31, 2013, is as follows (shares in thousands):

	Shares Outstanding	Weighted Average Grant Date Fair Value
Balance, December 31, 2012	853.9	$30.26
Granted	301.2	34.83
Vested	(201.2)	30.81
Forfeited	(62.0)	24.94

Balance, December 31, 2013	891.9	$32.02

Schedule of Nonvested Share Activity

The weighted-average grant date fair value of all nonvested shares and restricted stock units granted, the total fair value (in millions) of all nonvested shares and restricted stock units granted, and the fair value (in millions) of all nonvested shares and restricted stock units that have vested during each of the past three years is as follows:

	Year Ended
	Dec 31, 2013	Dec 31, 2012	Dec 31, 2011
Weighted-average grant date fair value of nonvested shares granted	$34.83	$29.65	$39.94

Fair value of nonvested shares granted	$10.5	$9.1	$7.9

Fair value of shares vested	$6.2	$7.0	$2.5